UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22632

Exact name of registrant as specified in charter:	Prudential Short Duration High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	5/31/2015

Date of reporting period:	2/28/2015

Item 1. Schedule of Investments

Prudential Short Duration High Yield Fund, Inc.

Schedule of Investments

as of February 28, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 134.5%
BANK LOANS(a) — 3.6%
Capital Goods — 1.7%
CPM Acquisition Holdings, Inc.	6.250%	08/29/17		5,656	$5,635,170
CPM Acquisition Holdings, Inc.	10.250%	03/01/18		1,749	1,740,255
RAC Ltd.	5.314%	12/17/21	GBP	1,575	2,437,648

					9,813,073

Chemicals — 0.3%
Axalta Coating Systems US Holdings	3.750%	02/01/20		949	941,390
Colouroz Investment 2 LLC	4.750%	09/07/21		1,128	1,120,449

					2,061,839

Gaming — 0.3%
MGM Resorts International	3.500%	12/20/19		1,960	1,951,670

Metals — 0.7%
FMG Resources (August 2006) Pty. Ltd. (Australia)	3.750%	06/30/19		4,500	4,165,312

Technology — 0.6%
Kronos, Inc.	9.750%	04/30/20		3,740	3,821,042

TOTAL BANK LOANS (cost $21,697,816)					21,812,936

CORPORATE BONDS — 130.9%
Aerospace & Defense — 1.3%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	7.500%	03/15/18		2,875	3,061,875
Ducommun, Inc., Gtd. Notes(b)	9.750%	07/15/18		3,375	3,611,250
Esterline Technologies Corp., Gtd. Notes(b)	7.000%	08/01/20		1,225	1,286,250

					7,959,375

Airlines — 1.9%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-3, Class C	6.125%	04/29/18		10,700	11,342,000

Automotive — 3.9%
Allison Transmission, Inc., Gtd. Notes, 144A(b)	7.125%	05/15/19		3,915	4,086,281
American Axle & Manufacturing, Inc., Gtd. Notes(b)	5.125%	02/15/19		1,550	1,615,875
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19		445	508,413
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes(b)	8.000%	06/15/19		7,275	7,685,455
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%	11/15/19		1,100	1,142,625
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.250%	11/15/19		1,200	1,272,000
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(b)	6.875%	08/15/18		6,850	7,175,375

					23,486,024

Building Materials & Construction — 7.8%
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19		1,675	1,616,375
Beazer Homes USA, Inc., Sr. Sec’d. Notes(b)	6.625%	04/15/18		5,275	5,486,000
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A(b)	9.875%	04/30/19		5,000	5,561,000
D.R. Horton, Inc., Gtd. Notes(b)	4.750%	05/15/17		3,000	3,135,000
HD Supply, Inc., Gtd. Notes	11.500%	07/15/20		2,500	2,875,000
KB Home, Gtd. Notes(b)	4.750%	05/15/19		2,000	1,937,500
Lennar Corp., Gtd. Notes(b)	4.500%	06/15/19		2,600	2,678,000
Lennar Corp., Gtd. Notes(b)	4.750%	12/15/17		5,075	5,265,312
Standard Pacific Corp., Gtd. Notes(b)	8.375%	05/15/18		1,000	1,145,000

Standard Pacific Corp., Gtd. Notes(b)	10.750%		09/15/16	3,225	3,612,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A (original cost $3,845,625; purchased 03/18/14-07/25/14)(b)(c)(d)	7.750%		04/15/20	3,500	3,710,000
Toll Brothers Finance Corp., Gtd. Notes	4.000%		12/31/18	400	411,000
Toll Brothers Finance Corp., Gtd. Notes(b)	8.910%		10/15/17	1,600	1,848,000
US Concrete, Inc., Sr. Sec’d. Notes(b)	8.500%		12/01/18	6,575	6,969,500

					46,249,687

Cable & Satellite — 8.5%
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	7.750%		04/15/18	2,750	3,066,250
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	8.625%		09/15/17	6,700	7,579,375
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	7.000%		01/15/19	7,450	7,748,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	7.250%		10/30/17	1,900	1,978,375
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.375%		06/01/20	1,000	1,070,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	8.125%		04/30/20	2,460	2,579,925
CSC Holdings LLC, Sr. Unsec’d. Notes(b)	8.625%		02/15/19	2,500	2,915,625
DISH DBS Corp., Gtd. Notes(b)	4.250%		04/01/18	3,390	3,406,950
DISH DBS Corp., Gtd. Notes(b)	7.875%		09/01/19	1,000	1,128,750
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		04/01/19	6,135	6,349,725
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		10/15/20	500	520,000
Numericable Group SA (France), Sr. Sec’d. Notes, 144A(b)	4.875%		05/15/19	4,655	4,655,000
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A(b)	6.000%		05/15/17	7,500	7,678,125
Videotron Ltee (Canada), Gtd. Notes	9.125%		04/15/18	41	42,127

					50,718,227

Capital Goods — 13.1%
Anixter International, Inc., Gtd. Notes(b)	5.625%		05/01/19	1,500	1,605,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)	2.984	%(a)	12/01/17	5,340	5,366,700
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $1,142,312; purchased 01/16/14-02/12/14)(b)(c)(d)	7.000%		02/01/19	1,125	1,167,188
Clean Harbors, Inc., Gtd. Notes	5.250%		08/01/20	850	867,000
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $2,612,250; purchased 03/21/14-10/06/14)(b)(c)(d)	8.750%		12/15/19	2,400	2,454,000
CNH America LLC, Gtd. Notes(b)	7.250%		01/15/16	7,235	7,542,487
CNH Capital LLC, Gtd. Notes(b)	3.875%		11/01/15	2,075	2,087,969
Hertz Corp. (The), Gtd. Notes(b)	4.250%		04/01/18	3,875	3,913,750
Hertz Corp. (The), Gtd. Notes	6.750%		04/15/19	925	956,219
Hertz Corp. (The), Gtd. Notes(b)	7.500%		10/15/18	2,400	2,484,000
International Wire Group Holdings, Inc., Sec’d. Notes, 144A(b)	8.500%		10/15/17	1,000	1,045,000
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $9,981,563; purchased 04/04/14- 04/15/14)(b)(c)(d)	8.375%		12/15/18	9,250	9,620,000
Laureate Education, Inc., Gtd. Notes, 144A	10.000%		09/01/19	3,875	3,700,625
Michael Baker International, Inc., Sr. Sec’d. Notes, 144A(b)	8.250%		10/15/18	4,525	4,411,875
NCSG Crane & Heavy Haul Services (Canada), Sec’d. Notes, 144A(b)	9.500%		08/15/19	2,900	1,812,500
Polymer Group, Inc., Sr. Sec’d. Notes(b)	7.750%		02/01/19	1,342	1,395,680
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A(b)	7.000%		05/15/18	7,474	7,548,740

SPX Corp., Gtd. Notes(b)	6.875%	09/01/17	3,600	3,924,000
Terex Corp., Gtd. Notes	6.500%	04/01/20	1,500	1,575,000
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $5,864,030; purchased 05/14/14- 06/30/14)(c)(d)	7.500%	02/15/19	5,538	5,593,380
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $4,080,000; purchased 07/28/14)(c)(d)	7.500%	02/15/19	4,000	4,040,000
United Rentals North America, Inc., Sec’d. Notes(b)	5.750%	07/15/18	1,025	1,064,078
WireCo WorldGroup, Inc., Gtd. Notes(b)	9.500%	05/15/17	3,600	3,546,000

				77,721,191

Chemicals — 3.0%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375%	05/01/21	3,350	3,626,375
Hexion U.S. Finance Corp., Sr. Sec’d. Notes	8.875%	02/01/18	3,250	2,738,125
Kissner Milling Co., Ltd. (Canada), Sr. Sec’d. Notes, 144A (original cost $2,083,000; purchased 05/15/14- 02/03/15)(c)(d)	7.250%	06/01/19	2,075	2,116,500
Koppers, Inc., Gtd. Notes(b)	7.875%	12/01/19	5,494	5,555,807
PolyOne Corp., Sr. Unsec’d. Notes	7.375%	09/15/20	3,500	3,714,375

				17,751,182

Consumer — 1.9%
Gibson Brands, Inc., Sr. Sec’d. Notes, 144A (original cost $625,500; purchased 05/13/14)(c)(d)	8.875%	08/01/18	600	589,500
Jarden Corp., Gtd. Notes(b)	7.500%	05/01/17	3,750	4,134,375
Scotts Miracle-Gro Co. (The), Gtd. Notes(b)	6.625%	12/15/20	2,000	2,120,000
Service Corp. International, Sr. Unsec’d. Notes	7.000%	06/15/17	1,000	1,090,000
Service Corp. International, Sr. Unsec’d. Notes(b)	7.625%	10/01/18	2,753	3,145,303

				11,079,178

Electric — 3.6%
AES Corp. (The), Sr. Unsec’d. Notes(b)	8.000%	10/15/17	4,000	4,495,000
AES Corp. (The), Sr. Unsec’d. Notes	9.750%	04/15/16	2,702	2,965,445
DPL, Inc., Sr. Unsec’d. Notes	6.500%	10/15/16	271	285,905
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A(b)	6.750%	11/01/19	3,625	3,792,656
Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B	9.125%	06/30/17	613	637,830
NRG Energy, Inc., Gtd. Notes(b)	7.625%	01/15/18	6,850	7,603,500
NRG REMA LLC, Pass-Through Certificates, Series B(d)	9.237%	07/02/17	709	738,863
NRG REMA LLC, Pass-Through Certificates, Series C(b)	9.681%	07/02/26	900	976,500

				21,495,699

Energy — Integrated — 0.2%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%	12/12/21	1,500	1,076,250

Energy — Other — 3.4%
California Resources Corp., Gtd. Notes, 144A	5.000%	01/15/20	900	825,750
EP Energy LLC/EP Energy Finance, Inc., Gtd. Notes(b)	9.375%	05/01/20	1,200	1,281,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $7,717,500; purchased 03/15/13)(b)(c)(d)	8.000%	02/15/20	7,000	7,175,000
Kodiak Oil & Gas Corp., Gtd. Notes	8.125%	12/01/19	3,050	3,179,625
PHI, Inc., Gtd. Notes	5.250%	03/15/19	1,225	1,114,750
SESI LLC, Gtd. Notes(b)	6.375%	05/01/19	2,550	2,562,750

Tesoro Corp., Gtd. Notes(b)	4.250%	10/01/17	3,675	3,822,000

				19,960,875

Foods — 5.6%
ARAMARK Corp., Gtd. Notes	5.750%	03/15/20	950	992,750
Constellation Brands, Inc., Gtd. Notes	3.875%	11/15/19	2,275	2,360,313
Constellation Brands, Inc., Gtd. Notes(b)	7.250%	09/01/16	3,052	3,299,212
Cott Beverages, Inc. (Canada), Gtd. Notes, 144A	6.750%	01/01/20	2,525	2,525,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,784,375; purchased 06/17/14)(b)(c)(d)	7.250%	06/01/21	3,500	3,681,632
Landry’s, Inc., Sr. Unsec’d. Notes, 144A (original cost $8,665,000; purchased 05/27/14-01/29/15)(c)(d)	9.375%	05/01/20	8,000	8,630,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	4,585	4,728,281
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes (original cost $7,387,000; purchased 05/24/13- 08/14/14)(b)(c)(d)	8.875%	12/15/17	6,700	7,001,500

				33,218,688

Gaming — 9.1%
Boyd Gaming Corp., Gtd. Notes(b)	9.125%	12/01/18	5,120	5,363,200
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A	8.000%	10/01/20	1,575	1,586,813
CCM Merger, Inc., Gtd. Notes, 144A (original cost $3,788,015; purchased 09/04/13-05/21/14)(c)(d)	9.125%	05/01/19	3,618	3,934,575
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	4.375%	11/01/18	3,775	3,926,000
Isle of Capri Casinos, Inc., Gtd. Notes(b)	7.750%	03/15/19	5,575	5,784,062
MGM Resorts International, Gtd. Notes(b)	7.500%	06/01/16	2,000	2,120,000
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	1,275	1,466,250
MGM Resorts International, Gtd. Notes(b)	10.000%	11/01/16	7,000	7,805,000
MTR Gaming Group, Inc., Sec’d. Notes(b)	11.500%	08/01/19	6,102	6,620,670
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A	8.375%	02/15/18	4,000	4,230,000
Pinnacle Entertainment, Inc., Gtd. Notes(b)	7.500%	04/15/21	3,050	3,229,187
Pinnacle Entertainment, Inc., Gtd. Notes(b)	8.750%	05/15/20	4,481	4,727,455
Station Casinos LLC, Gtd. Notes	7.500%	03/01/21	3,000	3,225,000

				54,018,212

Healthcare & Pharmaceutical — 13.1%
Acadia Healthcare Co., Inc., Gtd. Notes	12.875%	11/01/18	1,000	1,127,500
Allergan, Inc., Sr. Unsec’d. Notes(b)	1.350%	03/15/18	2,240	2,198,513
Biomet, Inc., Gtd. Notes	6.500%	08/01/20	2,750	2,935,625
Capella Healthcare, Inc., Gtd. Notes(b)	9.250%	07/01/17	4,128	4,293,120
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	3,700	3,769,375
CHS/Community Health Systems, Inc., Gtd. Notes(b)	8.000%	11/15/19	9,950	10,646,500
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	1,235	1,250,685
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	5,615	5,923,825
Emdeon, Inc., Gtd. Notes(b)	11.000%	12/31/19	8,000	8,780,000
HCA Holdings, Inc., Sr. Unsec’d. Notes(b)	7.750%	05/15/21	6,000	6,420,000
HCA, Inc., Gtd. Notes(b)	8.000%	10/01/18	1,855	2,165,712
HCA, Inc., Sr. Sec’d. Notes(b)	3.750%	03/15/19	3,075	3,140,344
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	2,350	2,432,250
Kindred Healthcare, Inc., Gtd. Notes, 144A(b)	8.000%	01/15/20	3,650	3,960,250
MedAssets, Inc., Gtd. Notes(b)	8.000%	11/15/18	7,026	7,333,387
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	6.250%	11/01/18	2,750	3,000,937
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	1,000	1,060,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A	5.000%	03/01/19	5,700	5,728,500

Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%	08/15/18	1,991	2,115,438

				78,281,961

Media & Entertainment — 5.4%
AMC Entertainment, Inc., Gtd. Notes(b)	9.750%	12/01/20	5,678	6,245,800
AMC Networks, Inc., Gtd. Notes(b)	7.750%	07/15/21	2,170	2,381,575
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $3,812,250; purchased 06/26/14- 08/04/14)(c)(d)	7.500%	08/15/19	3,800	3,847,500
Carmike Cinemas, Inc., Sec’d. Notes(b)	7.375%	05/15/19	4,550	4,823,000
Cinemark USA, Inc., Gtd. Notes	7.375%	06/15/21	825	884,812
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	215	225,213
Crown Media Holdings, Inc., Gtd. Notes	10.500%	07/15/19	500	540,000
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	4,000	4,385,000
Gannett Co., Inc., Gtd. Notes	5.125%	10/15/19	650	680,875
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,225,000; purchased 07/30/13)(b)(c)(d)	5.000%	08/01/18	1,225	1,266,344
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	5.250%	11/15/19	1,200	1,233,000
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $5,773,250; purchased 06/04/14- 10/01/14)(b)(c)(d)	7.875%	11/01/20	5,250	5,637,187

				32,150,306

Metals — 9.4%
AK Steel Corp., Sr. Sec’d. Notes(b)	8.750%	12/01/18	7,691	8,267,825
Alcoa, Inc., Sr. Unsec’d. Notes(b)	6.750%	07/15/18	3,000	3,397,098
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	5.250%	02/25/17	4,000	4,198,000
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	4,100	4,443,375
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A(b)	7.750%	04/01/20	1,500	1,470,000
Berau Capital Resources Pte. Ltd. (Indonesia), Sr. Sec’d. Notes, 144A	12.500%	07/08/15	3,850	2,502,500
Calcipar SA (Luxembourg), Sr. Sec’d. Notes, 144A (original cost $6,234,862; purchased 05/27/14-06/30/14)(c)(d)	6.875%	05/01/18	5,850	5,996,250
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes	5.950%	01/15/18	1,300	1,163,500
FMG Resources (August 2006) Pty. Ltd. (Australia), Gtd. Notes, 144A(b)	6.875%	02/01/18	1,267	1,269,833
FMG Resources (August 2006) Pty. Ltd. (Australia), Gtd. Notes, 144A	8.250%	11/01/19	2,150	2,031,750
JMC Steel Group, Sr. Unsec’d. Notes, 144A (original cost $2,579,250; purchased 08/11/14-11/26/14)(c)(d)	8.250%	03/15/18	2,550	2,224,875
Kaiser Aluminum Corp., Gtd. Notes	8.250%	06/01/20	1,200	1,300,500
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(b)	7.500%	11/01/20	5,825	5,985,188
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	1,325	1,371,375
Peabody Energy Corp., Gtd. Notes(b)	6.000%	11/15/18	2,474	2,251,340
Steel Dynamics, Inc., Gtd. Notes(b)	6.125%	08/15/19	6,525	6,998,062
United States Steel Corp., Sr. Unsec’d. Notes	7.000%	02/01/18	1,000	1,068,750

				55,940,221

Non-Captive Finance — 3.1%
CIT Group, Inc., Sr. Unsec’d. Notes(b)	4.250%	08/15/17	4,175	4,279,375
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	3.875%	04/15/18	1,350	1,383,750
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19	600	672,750
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.875%	09/01/17	4,000	4,575,000
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%	12/15/19	2,900	3,059,500
SLM Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	425	494,594

SLM Corp., Sr. Unsec’d. Notes, MTN(b)	8.450%	06/15/18		3,650	4,170,125

					18,635,094

Packaging — 4.3%
AEP Industries, Inc., Sr. Unsec’d. Notes(b)	8.250%	04/15/19		4,500	4,601,250
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	6.250%	01/31/19		200	200,500
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	9.125%	10/15/20		3,000	3,217,500
Berry Plastics Corp., Sec’d. Notes	9.750%	01/15/21		1,625	1,809,844
Beverage Packaging Holdings Luxembourg II SA, Gtd. Notes, 144A	6.000%	06/15/17		1,150	1,161,500
Greif, Inc., Sr. Unsec’d. Notes(b)	6.750%	02/01/17		1,200	1,293,000
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		700	798,000
Owens-Brockway Glass Container, Inc., Gtd. Notes(b)	7.375%	05/15/16		5,965	6,352,725
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A(b)	9.500%	08/15/19		2,525	2,562,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group LU, Gtd. Notes	9.875%	08/15/19		3,000	3,213,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group LU, Sr. Sec’d. Notes	7.875%	08/15/19		625	663,125

					25,874,069

Paper — 1.1%
Cascades, Inc. (Canada), Gtd. Notes(b)	7.875%	01/15/20		1,850	1,928,625
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18		3,450	3,596,625
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000%	12/15/19		1,025	1,037,813

					6,563,063

Pipelines & Other — 0.5%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21		725	761,250
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,144,688; purchased 01/10/13-05/02/13)(b)(c)(d)	6.000%	01/15/19		2,150	2,279,000

					3,040,250

Real Estate Investment Trusts — 0.4%
CTR Partnership LP/Caretrust Capital Corp., Gtd. Notes	5.875%	06/01/21		525	535,500
Felcor Lodging LP, Sr. Sec’d. Notes	6.750%	06/01/19		2,032	2,123,440

					2,658,940

Retailers — 3.3%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%	08/01/19		5,250	5,538,750
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20		400	348,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(b)	9.000%	03/15/19		4,200	3,942,750
Family Tree Escrow LLC, Sr. Unsec’d. Notes, 144A	5.250%	03/01/20		700	731,500
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%	05/15/19		350	358,750
Petco Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $348,250; purchased 10/04/12)(c)(d)	8.500%	10/15/17		350	360,500
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(b)	6.875%	11/15/19		1,900	2,028,250
THOM Europe SAS (France), Sr. Sec’d. Notes, 144A	7.375%	07/15/19	EUR	4,000	4,655,223
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes(b)	8.500%	12/01/17		1,500	1,500,000

					19,463,723

Technology — 16.3%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A(b)	4.625%	07/01/17		2,800	2,891,000

Brightstar Corp., Gtd. Notes, 144A (original cost $8,400,250; purchased 04/27/12-11/14/14)(b)(c)(d)	9.500%		12/01/16	7,900	8,304,875
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $3,193,501; purchased 07/26/13-10/23/13)(c)(d)	7.250%		08/01/18	3,100	3,317,000
CDW LLC/CDW Finance Corp., Gtd. Notes(b)	8.500%		04/01/19	5,611	5,881,450
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	6.625%		06/01/20	4,355	4,398,550
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21	500	534,063
First Data Corp., Gtd. Notes	12.625%		01/15/21	8,352	9,980,640
First Data Corp., Sr. Sec’d. Notes, 144A(b)	7.375%		06/15/19	2,500	2,625,000
First Data Corp., Sr. Sec’d. Notes, 144A(b)	8.875%		08/15/20	2,240	2,402,400
Freescale Semiconductor, Inc., Gtd. Notes	10.750%		08/01/20	7,994	8,698,471
iGATE Corp., Gtd. Notes	4.750%		04/15/19	1,050	1,065,750
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%		12/15/17	1,950	1,959,750
Infor US, Inc., Gtd. Notes (original cost $8,253,775; purchased 04/15/14-07/31/14)(c)(d)	9.375%		04/01/19	7,410	7,956,487
Infor US, Inc., Gtd. Notes (original cost $5,267,369; purchased 04/15/14-05/21/14)(c)(d)	11.500%		07/15/18	4,559	4,969,310
Interactive Data Corp., Gtd. Notes, 144A	5.875%		04/15/19	7,400	7,543,375
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%		06/01/18	500	508,750
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	75	76,628
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(b)	6.500%		05/15/19	5,500	5,720,000
SunGard Data Systems, Inc., Gtd. Notes	6.625%		11/01/19	1,425	1,482,000
SunGard Data Systems, Inc., Gtd. Notes(b)	7.375%		11/15/18	8,093	8,426,836
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	8.125%		06/15/18	3,835	3,921,288
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	9.625%		06/15/18	4,140	4,212,450

					96,876,073

Telecommunications — 9.9%
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%		06/15/17	565	596,075
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(b)	14.750%		12/01/16	6,000	7,200,000
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%		09/01/17	5,000	5,125,000
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%		01/31/20	750	846,750
Embarq Corp., Sr. Unsec’d. Notes (original cost $53,015; purchased 04/11/13)(c)(d)	7.082%		06/01/16	46	49,188
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%		10/01/18	2,000	2,275,000
Level 3 Communications, Inc., Sr. Unsec’d. Notes	8.875%		06/01/19	2,000	2,117,500
Level 3 Financing, Inc., Gtd. Notes	3.826	%(a)	01/15/18	1,145	1,159,313
Level 3 Financing, Inc., Gtd. Notes(b)	8.125%		07/01/19	2,675	2,832,156
Level 3 Financing, Inc., Gtd. Notes	8.625%		07/15/20	500	545,000
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%		11/15/18	2,580	2,999,250
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	8.375%		08/15/17	6,550	7,205,000
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	9.125%		03/01/17	1,400	1,547,434
T-Mobile USA, Inc., Gtd. Notes(b)	6.464%		04/28/19	3,210	3,330,375
T-Mobile USA, Inc., Gtd. Notes	6.542%		04/28/20	1,150	1,222,461
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%		06/04/18	3,000	3,367,500
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%		04/30/20	3,000	3,180,000
Windstream Corp., Gtd. Notes(b)	7.875%		11/01/17	6,250	6,765,625
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125%		07/01/20	354	400,020
Zayo Group LLC/Zayo Capital, Inc., Sr. Sec’d. Notes(b)	8.125%		01/01/20	5,838	6,188,280

					58,951,927

Transportation — 0.8%
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875%		09/01/19	4,500	4,784,063

TOTAL CORPORATE BONDS (cost $784,103,551)		779,296,278

TOTAL LONG-TERM INVESTMENTS (cost $805,801,367)		801,109,214

SHORT-TERM INVESTMENT — 1.3%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $7,536,134)(e)	7,536,134	7,536,134

TOTAL INVESTMENTS — 135.8% (cost $813,337,501)(f)		808,645,348
Liabilities in excess of other assets(g) — (35.8)%		(213,362,881)

NET ASSETS — 100.0%		$595,282,467

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
EUR	Euro
GBP	British Pound
MTN	Medium Term Note
PIK	Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2015.
(b)	Represents security, or a portion thereof, with aggregate value of $479,068,649, segregated as collateral for amount of $226,000,000 borrowed and outstanding as of February 28, 2015. Of such securities, securities in the amount of $41,406,432 have been loaned for which, the amount borrowed serves as collateral. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $108,861,630. The aggregate value of $105,921,791, is approximately 17.8% of net assets.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$826,152,716

Appreciation	5,145,544
Depreciation	(22,652,912)

Net Unrealized Depreciation	$(17,507,368)

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at February 28, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation(1)
British Pound,
Expiring 03/03/15	JPMorgan Chase	GBP	1,551	$2,397,961	$2,395,040	$(2,921)
Euro,
Expiring 03/03/15	Goldman Sachs & Co.	EUR	3,980	4,511,781	4,453,437	(58,344)

				$6,909,742	$6,848,477	$(61,265)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 03/03/15	JPMorgan Chase	GBP	1,551	$2,354,491	$2,395,040	$(40,549)
Expiring 04/02/15	JPMorgan Chase	GBP	1,551	2,397,527	2,394,493	3,034
Euro,
Expiring 03/03/15	Goldman Sachs & Co.	EUR	3,980	4,514,606	4,453,437	61,169
Expiring 04/02/15	Goldman Sachs & Co.	EUR	3,980	4,513,293	4,455,207	58,086

				$13,779,917	$13,698,177	$81,740

						$20,475

(1)	The amount represents fair value of derivative instrument subjects to foreign exchange contacts risk exposure as of February 28, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$20,072,681	$1,740,255
Corporate Bonds	—	766,339,948	12,956,330
Affiliated Money Market Mutual Fund	7,536,134	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	20,475	—

Total	$7,536,134	$786,433,104	$14,696,585

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds
Balance as of 5/31/14	$3,282,112	$2,181,224
Realized gain (loss)	2,209	—
Change in unrealized appreciation (depreciation)**	(45,593)	(38,879)
Purchases	—	11,348,750
Sales	(1,498,473)	(212,418)
Accrued discount/premium	—	—
Transfers into Level 3	—	877,877
Transfers out of Level 3	—	(1,200,224)

Balance as of 2/28/15	$1,740,255	$12,956,330

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, ($69,486) was relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Corporate Bond transferred out of Level 3 as a result of being valued by an independent pricing vendor source and one Corporate Bond transferred into Level 3 as a result of being priced using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     April 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     April 17, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     April 17, 2015

*	Print the name and title of each signing officer under his or her signature.